Other long-term debt (Senior Secured Notes) (Details) (Senior Secured Notes [Member])	6 Months Ended
	Jun. 30, 2013	May 03, 2013
Debt Instrument [Line Items]
Maturity date	May 03, 2018
Stated rate	13.25%	13.25%
Ownership rate	10.00%
Consolidated fixed charge coverage ratio	3.0
Scenario One [Member]
Debt Instrument [Line Items]
Redemption price	106.625%
Earliest redemption date	May 03, 2016
Scenario Two [Member]
Debt Instrument [Line Items]
Redemption price	103.3125%
Earliest redemption date	May 03, 2017
Scenario Three [Member]
Debt Instrument [Line Items]
Redemption price	100.00%
Latest redemption date	May 03, 2016
Description of redemption terms	"Applicable Premium" means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on May 3, 2016, plus all required remaining scheduled interest payments due on such Note through May 3, 2016 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.
Scenario Four [Member]
Debt Instrument [Line Items]
Redemption price	113.25%
Latest redemption date	May 03, 2016
Percentage of principal redeemable	35.00%
Percentage of principal not redeemable	65.00%
Change of Control Triggering Event [Member]
Debt Instrument [Line Items]
Redemption price	101.00%